Preferred and Common Units Under LLC Structure	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Preferred and Common Units Under LLC Structure

8.  Preferred and Common Units Under LLC Structure

On December 31, 2008, both our Class I Preferred Stock and Class II Preferred Stock were converted into Series A Preferred Units pursuant to a Plan of Conversion adopted by our shareholders. The Series A Preferred Units are entitled to a cumulative preferred return, payable quarterly in arrears, equal to the liquidation preference times a dividend rate of 190 basis points over the 1-year LIBOR rate in effect on the last day of the calendar month in which the preferred return is paid (“Preferred Return”).  In addition, the Series A Preferred Units are entitled to an annual preferred distribution, payable in arrears, equal to 10% of our profits less the Preferred Return (“Preferred Distribution”).

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The Series A Preferred Units have a liquidation preference of $100 per unit; have no voting rights; and are subject to redemption in whole or in part at our election on December 31 of any year, for an amount equal to the liquidation preference of each unit, plus any accrued and unpaid Preferred Return and Preferred Distribution on such units. The Series A Preferred Units have priority as to earnings and distributions over our Class A Common Units.  We have a right of first refusal in the event that one of our Class A Common Unit or Series A Preferred Unit holders proposes to sell or transfer such units.  If we fail to pay a Preferred Return for four consecutive quarters, the holders of the Series A Preferred Units have the right to appoint two managers.

On June 3, 2011, we repurchased 500 units of preferred ownership from one of our members for $45 thousand, which had no significant effect on members’ equity.

On December 31, 2008, upon conversion from a corporation to an limited liability company, our common stock was converted into Class A Common Units under the Plan of Conversion that was adopted by our shareholders.  In accordance with the terms of the Plan of Conversion and Operating Agreement approved by our shareholders and managers, all voting rights are held by the holders of our Class A Common Units.

Note 10.	Preferred and Common Units Under LLC Structure

On December 31, 2008, the Company’s Class I Preferred Stock and Class II Preferred Stock were converted into Series A Preferred Units. The Series A Preferred Units are entitled to a cumulative Preferred Return, payable quarterly in arrears, equal to the liquidation preference times a dividend rate of 190 basis points over the 1-year LIBOR rate in effect on the last day of the calendar month in which the Preferred Return is paid.  In addition, the Series A Preferred Units are entitled to an annual Preferred Distribution, payable in arrears, equal to 10% of the Company’s profits, after subtracting from profits the Preferred Return.

The Series A Preferred Units have a liquidation preference of $100 per unit; have no voting rights; and are subject to redemption in whole or in part at the Company’s election on December 31 of any year, for an amount equal to the liquidation preference of each unit, plus any accrued and unpaid Preferred Return and Preferred Distribution on such units. The Preferred Units have priority as to earnings and distributions over the Common Units. The resale of the Company’s Preferred Units and Common Units are subject to the Company’s first right of refusal to purchase units proposed to be transferred.  Upon the Company’s failure to pay a Preferred Return for four consecutive quarters, the holders of the Series A Preferred Units have the right to appoint two managers.

On December 31, 2008, the Company’s Common Stock was converted into the Class A Common Units. The Class A Common Units have voting rights.